Revenue - Summary of Revenue Disaggregated by Product Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 42,323	$ 27,980	$ 19,266
Casino
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	35,632	24,135	14,020
Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	6,188	3,210	4,686
Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 503	$ 635	$ 560